SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																9 Months Ended	12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Sep. 30, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Selected Quarterly Financial Information (unaudited) [Abstract]
Revenues	$ 2,972.7		$ 2,947.6		$ 2,690.7		$ 2,361.5		$ 2,393.2		$ 2,471.7		$ 2,360.3		$ 2,319.8			$ 10,972.5		$ 9,545.0		$ 9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)		(2,300.1)		(2,228.3)		(2,202.7)			(10,294.5)		(8,988.8)		(8,609.5)
Acquisition-related expenses			0.8	[1]	(11.3)	[1]	(5.6)	[1]					(1.0)					(16.1)		(1.0)		(11.9)
Restructuring costs									(5.5)	[2]										(5.5)		(10.6)
Goodwill impairment									(27.7)	[3]	(798.1)	[3]								(825.8)
Operating income (loss)	171.4	[4]	203.6	[4]	149.5	[4]	161.4	[4]	114.1	[5]	(620.2)	[5]	150.6	[5]	132.1	[5]		685.9	[6]	(223.4)	[6]	544.4	[6]
Other income (expenses)	(3.6)	[7]	10.8	[7]	(9.2)	[7]	2.5	[7]										0.5
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39.0)			(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100.0		87.9			425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)			(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	70.6		106.7		53.6		79.7		28.4		(623.1)		66.8		62.1			310.6		(465.8)		287.9
Earnings (loss) per share:
Basic	$ 0.95		$ 1.43		$ 0.72		$ 1.08		$ 0.37		$ (8.05)		$ 0.87		$ 0.79			$ 4.18		$ (6.03)		$ 3.56
Diluted	$ 0.95		$ 1.43		$ 0.72		$ 1.07		$ 0.37		$ (8.05)		$ 0.86		$ 0.79			$ 4.17		$ (6.03)		$ 3.54
Weighted-average shares of common stock outstanding:
Basic	74.5	[8]	74.5		74.2		74.0		76.3		77.4	[8]	77.2		78.4			74.3	[8]	77.3	[8]	81.0	[8]
Diluted	74.6		74.6		74.6		74.3		76.4		77.4		77.7		78.8			74.5		77.3		81.3
Selected Quarterly Financial Information (Textuals) [Abstract]
Goodwill impairment									27.7	[3]	798.1	[3]								825.8
Goodwill impairment loss after tax									32.9								699.3	732.2
Decrease in diluted earnings per share attributable to goodwill impairment									$ 0.43											$ 9.03
Effective income tax rate %															(3.60%)			30.80%		(37.40%)		24.80%
Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes																		615.7		(245.5)		513.8
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39.0)			(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100.0		87.9			425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)			(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	70.6		106.7		53.6		79.7		28.4		(623.1)		66.8		62.1			310.6		(465.8)		287.9
SR-125 Project [Abstract]
Litigation settlement gross													9.5
Asset impairment charge for an unconsolidated joint venture																						25.0
As Reported [Member]
Selected Quarterly Financial Information (unaudited) [Abstract]
Revenues																		10,972.5		9,545.0		9,177.1
Cost of revenues																		(10,294.5)		(8,988.8)		(8,609.5)
Acquisition-related expenses																		(16.1)		(1.0)		(11.9)
Restructuring costs																				(5.5)		(10.6)
Goodwill impairment																				(825.8)
Operating income (loss)																		685.9		(223.4)		544.4
Other income (expenses)																		0.5
Income tax benefit (expense)																		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests																		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries																		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																		310.6		(465.8)		287.9
Selected Quarterly Financial Information (Textuals) [Abstract]
Goodwill impairment																				825.8
Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes																		615.7		(245.5)		513.8
Income tax benefit (expense)																		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests																		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries																		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																		$ 310.6		$ (465.8)		$ 287.9

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
[2]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, “Commitments and Contingencies.”
[3]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”
[4]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[5]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture’s position, finding that its mechanic’s lien did not have priority over the senior lenders. As a result of the court’s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[6]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.
[7]	During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Fair Value of Debt Instruments and Derivative Instruments.”
[8]	Weighted-average shares of common stock outstanding is net of treasury stock.